MEMBERS Life Insurance Company

August 27, 2020

VIA ELECTRONIC FILING

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington, D.C. 20549

Re:	MEMBERS® Horizon Variable Annuity Account, File No. 811-23092

Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, the Registrant named above, a unit investment trust registered as an investment company under the Act, mailed its contract owners the semi-annual reports for the management investment companies in which its subaccounts invest, which include the following:

American Funds Insurance Series®

American Funds IS Asset Allocation Fund (Series I)

American Funds IS Bond Fund (Series I)

American Funds IS Growth Fund (Series I)

American Funds IS High-Income Fund (Series I)

American Funds IS International Fund (Series I)

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Columbia Threadneedle Investments

Columbia VP Emerging Markets Bond Fund

DFA Investment Dimensions Group Inc.

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund (Class 1)

Templeton Global Bond VIP Fund (Class 1)

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Core Fixed Income Trust (Institutional)

Goldman Sachs VIT Government Money Market Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Global Real Estate Fund (Series I)

Invesco V.I. Small Cap Equity Fund (Series I)

Invesco Oppenheimer International Growth Fund/VA (Series I)

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Fund (Investor)

MFS® Variable Insurance Trust

MFS® Total Return Bond Series (Initial Class)

MFS® Utilities Series (Initial Class)

MFS® Value Series (Initial Class)

MFS® Variable Insurance Trust III

MFS® Blended Research® Small Cap Equity Portfolio (Initial Class)

Morgan Stanley Investment Management, Inc.

Morgan Stanley VIF Global Infrastructure Portfolio (Class 1)

Morgan Stanley VIF Growth Portfolio (Class 1)

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio (Institutional Class)

PIMCO VIT All Asset Portfolio (Institutional Class)

PIMCO VIT Real Return Portfolio (Institutional Class)

Putnam Variable Trust

Putnam VT High Yield Fund (IA)

Northern Lights Variable Trust

TOPS® Aggressive Growth ETF Portfolio (Class 1)

TOPS® Balanced ETF Portfolio (Class 1)

TOPS® Conservative ETF Portfolio (Class 1)

TOPS® Growth ETF Portfolio (Class 1)

TOPS® Moderate Growth ETF Portfolio (Class 1)

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio

Vanguard Variable Insurance Fund

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Money Market Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

We understand these management investment companies have separately filed these semi-annual reports with the Securities and Exchange Commission on Form N-CSR.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 665-7415 if you have any questions regarding this filing.

Regards,

/s/Jennifer Kraus-Florin

Jennifer Kraus-Florin
Associate General Counsel

Attachments

S E M I A N N U A L R E P O R T S

F o r  P e r i o d  E n d e d  J u n e  3 0 ,  2 0 2 0

This booklet contains the following mutual funds in which the MEMBERS® Horizon Variable Annuity Account invests:

American Funds IS Asset Allocation Fund, American Funds IS Bond Fund, American Funds IS Growth Fund, American Funds IS High-Income Bond Fund, and American Funds IS International Fund, each a series of American Funds Insurance Series®.

BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

Columbia VP Emerging Markets Bond Fund, a series of Columbia Threadneedle Investments.

DFA VA International Small Portfolio, DFA VA International Value Portfolio, DFA VA U.S. Large Value Portfolio, and DFA VA U.S. Targeted Value Portfolio, each a series of the DFA Investments Dimensions Group Inc.

Franklin Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund, each a series of Franklin Templeton Variable Insurance Products Trust.

Goldman Sachs VIT Core Fixed Income Trust, and Goldman Sachs VIT Government Money Market Fund (for Horizon II only), each a series of Goldman Sachs Variable Insurance Trust.

Invesco V.I. Global Real Estate Fund, Invesco V.I. Small Cap Equity Fund and Invesco Oppenheimer International Growth Fund/VA, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Lazard Retirement Emerging Markets Equity Fund, a series of Lazard Retirement Series, Inc.

MFS® Total Return Bond Series, MFS® Utilities Series and MFS® Value Series, each a series of MFS® Variable Insurance Trust.

MFS® Blended Research® Small Cap Equity Portfolio, a series of MFS® Variable Insurance Trust III.

Morgan Stanley VIF Global Infrastructure Portfolio and Morgan Stanley VIF Growth Portfolio, each a series of Morgan Stanley Investment Management, Inc.

PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO VIT All Asset Portfolio and PIMCO VIT Real Return Portfolio, each a series of the PIMCO Variable Insurance Trust.

Putnam VT High Yield Fund, a series of Putnam Variable Trust.

TOPS® Aggressive Growth ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Conservative ETF Portfolio, TOPS® Growth ETF Portfolio and TOPS® Moderate Growth ETF Portfolio, each a series of Northern Lights Variable Trust.

T. Rowe Price Blue Chip Growth Portfolio, a series of T. Rowe Price Equity Series, Inc.

Vanguard VIF Capital Growth Portfolio, Vanguard VIF Diversified Value Portfolio, Vanguard VIF Equity Index Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF International Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio (for Horizon only), Vanguard VIF Real Estate Index Portfolio , Vanguard VIF Small Company Growth Portfolio, Vanguard VIF Total Bond Market Index Portfolio and Vanguard VIF Total Stock Market Index Portfolio, each a series of the Vangaurd ® Variable Insurance Fund.

MEMBERS® Horizon Variable Annuity and MEMBERS® Horizon II Variable Annuity

Distributed by: CUNA Brokerage Services, Inc. Office of Supervisory Jurisdiction 2000 Heritage Way Waverly, IA 50677 Member FINRA & SIPC Telephone: (319) 352-4090 (800) 798-5500

 Move confidently into the futureTM

SEMIANNUAL REPORTS

To reduce service expenses, MEMBERS Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to MEMBERS Life Insurance Company.

If you have questions, please call MEMBERS Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, you may not be receiving paper copies of Fund shareholder reports from MEMBERS Life Insurance Company unless you specifically request paper copies from us or from your financial professional. Instead, the shareholder reports will be made available on the Fund’s website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by us in the notice.

You may elect to receive all future Fund reports in paper free of charge from us. You can inform us that you wish to continue receiving paper copies of your Fund shareholder reports by writing to our Administrative Office at 2000 Heritage Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. Your election to receive reports in paper will apply to all Funds available under your Contract.

Special Note To view information about your contract online, visit http://eservice.cunamutual.com

MEMBERS Life Insurance Company 2000 Heritage Way Waverly, IA 50677

Form 10006339      0820